Concentration of Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Minerals Technologies Inc. Savings and Investment Plan [Member]
Concentration of Risks and Uncertainties [Abstract]
Concentration of Risks and Uncertainties
(9)     Concentration of Risks and Uncertainties

The Plan's exposure to a concentration of credit risk is limited by the diversification of investments across several participant-directed fund elections.  Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the MTI and Pfizer Common Stock Funds, which principally invest in securities of a single issuer.  At December 31, 2025 and 2024, investments in the New York Life Insurance Anchor Acct IV of $48,684,668 and $51,335,857 represent 13% and 14%, respectively, of the Plan's net assets. At December 31, 2025 and 2024, investments in the Fidelity 500 Index Fund of $68,337,737 and $59,030,537 represent 18% and 16%, respectively, of the Plan's net assets. At December 31, 2025 and 2024, investments in MTI common stock of $37,027,735 and $43,829,819 represent 10% and 12%, respectively, of the Plan's net assets.

The Plan investments include a number of investment options including MTI and Pfizer common stock and a variety of investment funds, some of which are mutual funds or common collective funds.  Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk.  Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets for benefits and participant account balances. Plan investments included a variety of investments that may directly or indirectly invest in securities with contractual cash flows. The value, liquidity, and related income of these securities are sensitive to changes in economic conditions and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.